Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Fair Value Measurements
Schedule of financial assets and liabilities measured at fair value on a recurring basis

The following tables present information about the Company’s financial assets and liabilities measured at fair value on a recurring basis and indicate the level of the fair value hierarchy used to determine such fair values (in thousands):

	Fair Value Measurements as of
	March 31, 2025
	Level 1	Level 2	Level 3	Total
Financial assets:
Cash equivalents:
Money market funds	$10,708	$—	$—	$10,708
Short-term investments:
U.S. Treasury Notes	10,871	—	—	10,871
Total financial assets	$21,579	$—	$—	$21,579

Financial liabilities:
Convertible Notes	$—	$—	$35,759	$35,759
Total financial liabilities	$—	$—	$35,759	$35,759

	Fair Value Measurements as of
	December 31, 2024
	Level 1	Level 2	Level 3	Total
Financial assets:
Cash equivalents:
Money market funds	$31,303	$—	$—	$31,303
Total financial assets	$31,303	$—	$—	$31,303

Financial liabilities:
Convertible Notes	$—	$—	$30,259	$30,259
Total financial liabilities	$—	$—	$30,259	$30,259

The following tables present information about the Company’s financial assets and liabilities measured at fair value on a recurring basis and indicate the level of the fair value hierarchy used to determine such fair values (in thousands):

	Fair Value Measurements as of
	December 31, 2024
	Level 1	Level 2	Level 3	Total
Financial assets:
Cash equivalents:
Money market funds	$31,303	$—	$—	$31,303
Total financial assets	$31,303	$—	$—	$31,303

Financial liabilities:
Convertible Notes	$—	$—	$30,259	$30,259
Total financial liabilities	$—	$—	$30,259	$30,259

	Fair Value Measurements as of
	December 31, 2023
	Level 1	Level 2	Level 3	Total
Financial assets:
Cash equivalents:
Money market funds	$21,762	$—	$—	$21,762
Total financial assets	$21,762	$—	$—	$21,762

Schedule of changes in fair value of level 3 convertible notes

The following table presents the changes in the fair value of the Level 3 Convertible Notes (in thousands):

Amounts
Balance as of December 31, 2024	$30,259
Interest accrued during the three months ended March 31, 2025	558
Change in fair value of the Convertible Notes	4,942
Balance as of March 31, 2025	$35,759

The following table presents the changes in the fair value of the Level 3 Convertible Notes (in thousands):

Amounts
Balance as of December 31, 2023	$—
Convertible Notes issuance	28,298
Accrued interest as of December 31, 2024	154
Change in fair value of the Convertible Notes	1,807
Balance as of December 31, 2024	$30,259

Schedule of measurement inputs on valuation of convertible notes

	As of March 31,	As of December 31,
	2025	2024
Time to Qualified/non-Qualified financing (in years)	0.08	0.25
Time to IPO (in years)	n/a	0.25
Time to reverse merger (in years)	0.04	0.33
Time to dissolution (in years)	n/a	n/a
Interest rate (risk-free)	4.38%	4.37%
Conversion discount rate	20.00%	20.00%

The following table presents the assumptions, estimates, and contractual features incorporated into the valuation of the Convertible Notes as of December 31, 2024:

Inputs
Time to Qualified/non-Qualified financing (in years)	0.25
Time to IPO (in years)	0.25
Time to reverse merger (in years)	0.33
Time to dissolution (in years)	n/a
Interest rate (risk-free)	4.37%
Conversion discount rate	20.00%